FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /    /
                                                                      ----


         Pre-Effective Amendment No.                                 /   /
                                     -------                         ---
         Post-Effective Amendment No.   24                           /X/
                                      ------                          -

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /    /
                                                                        ----

         Amendment No.   25                                             /X/
                       ------                                            -


                        (Check appropriate box or boxes.)

          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
               (Exact Name of Registrant as Specified in Charter)

             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 251-6700
                                 --------------

     Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive,
                       Suite 200, Southlake, Texas 76092
 -------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ /on __________ pursuant to paragraph (b)
/ /60 days after filing pursuant to paragraph (a)(1)
/_/ on (date) pursuant to paragraph (a)(1)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on(date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/_/this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                 Interstate Fund



Prospectus dated _______, 2001

Investment objective:  long-term capital appreciation.

2525 West Main Street
Suite 213
Rapid City, South Dakota 57702

(877) _______________







The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK RETURN SUMMARY............................................................_

FEES AND EXPENSES OF INVESTING IN THE FUND....................................._

HOW TO BUY SHARES.............................................................._

HOW TO REDEEM SHARES..........................................................._

DETERMINATION OF NET ASSET VALUE..............................................._

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................._

MANAGEMENT OF THE FUND........................................................._

ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS .................._

PRIVACY POLICY................................................................._

FOR MORE INFORMATION..................................................BACK COVER

RISK RETURN SUMMARY

Investment Objective
      The Interstate Fund seeks long-term capital appreciation.

Principal Strategies
         The Fund is diversified and will invest at least 75% of its total assets in common stock of U.S. companies with market capitalizations comparable to those in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged stock index of 500 companies whose average market capitalization as of September 30, 2001 was $________ billion, and whose range of capitalization was between approximately $________ million and $________ billion.

         The Fund's adviser, Interstate Advisors, Inc., selects investments for the Fund's portfolio by examining a company's earnings trend and expected growth rates. Additionally, the adviser examines the sustainability of the company's growth rate, its industry leadership and trends, as well as the company's management and product development.

         The Fund may sell a security if the security reaches the adviser's target price, if the adviser learns negative information about the company, or to rebalance the composition of the Fund's portfolio.

 Principal Risks of Investing in the Fund

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole. In addition, if the adviser's assessment of a company's potential is not correct, the securities in the Fund may decrease in value.

o Market Risk. Overall stock market risks also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

o Volatility Risk. Common stocks tend to be more volatile than other investment choices.


o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?
      The Fund may be a suitable investment for:

o long term investors seeking a Fund with a long-term capital appreciation investment strategy

o    investors willing to accept price fluctuations in their investment

o investors who can tolerate the greater risks associated with common stock investments

How the Fund has Performed

      On _____________, 2001, the Fund acquired the assets and liabilities of another mutual fund (the Interstate Fund, a series of the Financial Investors Trust) in a tax-free reorganization. The Fund is a continuation of the predecessor fund. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and, together with the predecessor fund, has annual returns of less than one year.

                          FEES AND EXPENSES OF THE FUND

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases              NONE
Maximum Deferred Sales Charge (Load)                          NONE
Redemption Fee                                                NONE

Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fee                                                1.00%
Distribution and/or Service (12b-1) Fees                      0.25%
Other Expenses1                                               1.40%
Total Annual Fund Operating Expenses                          2.65%

1 "Other Expenses" are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year    3 Years     5 Years      10 Years
           --------   -------     -------      --------


                                HOW TO BUY SHARES
Initial Purchase
         The minimum initial investment in the Fund is $1,000, $250 for shareholders participating in the Automatic Investment Program. The minimum initial investment in the Fund is $10,000 for shareholders participating in the Systematic Withdrawal Plan. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor. Account minimums may be waived for clients of the Fund's adviser.

         By Mail - To be in proper form, your initial purchase request must include: o a completed and signed investment application form (which accompanies this Prospectus); o a check made payable to the Fund;

                  Mail the application and check to:

U.S. Mail:        Interstate Fund                                 Overnight:    Interstate Fund
                  c/o Unified Fund Services, Inc.                               c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                                 431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                             Indianapolis, Indiana  46204

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at
(877)________ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Interstate Fund
         D.D.A.# _________________
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)

         You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays, which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Automatic Investment Program
         The Automatic Investment Program offers a simple way to establish and maintain a consistent investment program. You may arrange automatic transfers (minimum $50 per transaction) from your bank account to your Fund account on a periodic basis by simply completing the Automatic Investment Program section of your investment application form. When you participate in this program, the minimum initial investment in the Fund is $250. You may change the amount of your automatic investment, skip an investment, or stop the Automatic Investment Program by written request to the Fund at Interstate Fund, c/o Unified Fund Services, Inc., P.O. Box 6110, Indianapolis, Indiana 46206-6110.

Additional Investments
         You may purchase additional shares of the Fund by mail, wire, or automatic investment. Each additional mail purchase request must contain: o your name o the name of your account(s), o your account number(s), o the name of the Fund o a check made payable to the Fund Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Distribution Plan

         The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. The Fund [pays annual 12b-1 expenses of up to 0.25% to the Fund's adviser.] Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information

         The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.


                              HOW TO REDEEM SHARES

         You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

             Interstate Fund
             c/o Unified Fund Services, Inc.
             P.O. Box 6110
             Indianapolis, Indiana  46206-6110

         "Proper order" means your request for a redemption must include:

o        the Fund name and account number,
o        account name(s) and address,
o        the dollar amount or number of shares you wish to redeem.

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you want the check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain one from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (877)________ if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (877)________. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent anticipates difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Systematic Withdrawal Plan
         If your Fund account balance is $10,000 or more, you may elect to have periodic redemptions made from your account on a monthly, quarterly, semi-annual or annual basis by completing the Systematic Withdrawal Plan section of the Account Application. The minimum periodic withdrawal is $100 and the transaction normally will be executed on the fifth or twentieth day of the selected month(s). You may request that these payments be sent to a predesignated bank account or other designated party. Depending on the size of the payment requested and fluctuation in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust your account. If a shareholder participates in the Systematic Withdrawal Plan, all dividends are automatically reinvested unless the shareholder directs otherwise.

         Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (877)________. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.


                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's board of trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions

         The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of capital gains.

         Taxes

         In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.


                             MANAGEMENT OF THE FUND

     Interstate Advisors, Inc., 2525 West Main Street, Suite 213, Rapid City, South Dakota 57702, acts as the investment adviser to the Fund and will be paid an advisory fee at an annual rate of 1.00% of the average daily net asset value of the Fund up to $500 million, 0.75% of the average daily net asset value of the Fund on the next $500 million, and 0.50% of the average daily net asset value of the Fund in excess of $1 billion. During the most recent fiscal year, after taking into account fee waivers, the adviser received no investment advisory fees from the Fund's predecessor (the Interstate Fund, a series of Financial Investors Trust). The adviser manages the investment and the reinvestment of the assets of the fund and continuously reviews, supervises and administers the Fund's investments. Arthur D. Lyons and Jerry J. Hodges are responsible for the day-to-day management of the Fund's assets.

     Mr. Lyons has served as President of Interstate Advisors, Inc. since 2000. Mr. Lyons earned his B.A. Degree from Samford University in Birmingham, Alabama in 1979. Since 1980, Mr. Lyons has held positions with such notable Wall Street firms as Merrill Lynch, E.F. Hutton, Prudential Securities and PaineWebber as investment representative, pension consultant, trader, and portfolio manager. From 1996 to 1999, Mr. Hodges served as Vice President at NewCrest Advisors, a subsidiary organization of PaineWebber. In 1996, while Vice President at NewCrest Advisors, Mr. Lyons was responsible for creating and managing a convertible securities hedging program and an equity trading program. In 1999, Mr. Lyons formed LHM Trading, a proprietary trading firm of which Mr. Lyons currently remains a general partner.

     Mr. Hodges has served as Vice President of Interstate Advisors, Inc. since 2000. Mr. Hodges finished his formal education in 1967 at Arkansas State
University in Business and Accounting. He has been actively involved in the futures and equity markets as a trader, broker, and commodity-trading adviser
(CTA). In 1984 he left Prudential - Bache to form his own firm, Futures Technology, of which he is still President. Mr. Hodges purchased Security Market Research (SMR), a stock and commodity charting service, in 1989, and sold the company in 2000. SMR provides research to some of the country's most successful traders. Mr. Hodges is still actively involved with SMR in its research efforts. Since 1999, Mr. Hodges has been a general partner of LHM Trading.


          ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS

 .........The  principal  investment  strategies  and risks of the Fund have been described earlier in this Prospectus. This section discusses other strategies that may be used by the Fund and provides in more detail the risks associated with those strategies. Although the adviser may not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce the risks associated with the Fund. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Convertible Securities Risk- The Fund may also invest in convertible securities. Convertible securities have characteristics of both fixed income and equity securities. The value of the convertible security may move with the market value of the underlying stock, but may also be adversely affected by interest rates, credit quality of the issuer and any call provisions.

Hedging Risk- Hedging is a strategy designed to offset investment risks. Hedging activities include, among other things, the use of forwards, options and futures. There are risks associated with hedging activities, including:

o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.

o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of forward contracts, futures and options on futures.

o There may not be a liquid secondary market for a futures contract or option.

o Trading restrictions or limitations may be imposed by an exchange and government regulations may restrict trading in currencies, futures contracts and options.

Leveraging Risk- If the Fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the Fund's shares will decrease faster than if the Fund had not used leverage. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. Interest on borrowings is an expense the Fund would not otherwise incur.

Short Sales Risk- Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. If the Fund sells a security short, and the security increases in value, the Fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the Fund's exposure is unlimited. The more the Fund pays to purchase the security, the more it will lose on the transaction and the more the price of your shares will be affected. The Fund will also incur transaction costs to engage in this practice.

Other Investments- From time to time, the Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. In addition to the non-principal investments and strategies described in this prospectus, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as more information about those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, the Trust cannot guarantee the Fund will achieve its investment goal.

      The investment objective of the Fund may be changed without shareholder approval.

                              FINANCIAL HIGHLIGHTS

         The information in the following table represents the audited information of the Fund's predecessor (the Interstate Fund, a series of the Financial Investors Trust), which was audited by the predecessor fund's independent auditors. Certain information reflects financial results for a single fund share. The total returns represent the rate you would have earned (or lost) on an investment in the predecessor fund, assuming reinvestment of all dividends and distributions. The annual report of the predecessor fund for the most recent fiscal year includes a discussion of the predecessor fund's performance. It is available from the Fund upon request and without charge.


For the period July 5, 2000 (inception)
through April 30, 2001

Selected Per Share Data:
Net asset value, beginning of period                                                                    $   10.00
                                                                                               -------------------
Income from investment operations:
   Net investment loss                                                                                     (0.04)
   Net realized and unrealized loss on investments
                                                                                                           (1.19)
                                                                                               -------------------
Total loss from investment operations
                                                                                                           (1.23)
                                                                                               -------------------
Distributions:
   Distributions from net investment income
                                                                                                           (0.01)
                                                                                               -------------------
Net asset value, end of period                                                                          $    8.76
                                                                                               ===================

Total Return                                                                                             (12.29)%

Ratios and Supplemental Data:
Net assets, end of period (000)                                                                            $5,485
Ratio of expenses to average net assets (1)                                                                 1.50%
Ratio of net investment loss to average net assets (1)                                                    (0.59)%
Ratio of expenses to average net assets without fee waivers (1)                                             4.17%
Ratio of net investment loss to average net assets without fee waivers (1)                                (3.27)%
Portfolio turnover rate (2)                                                                                  130%

(1) Annualized
(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of the such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period from July 5, 2000 (inception) to April 30, 2001 were $11,287,880 and $5,646,286, respectively.

                       See notes to Financial Statements

                                 PRIVACY POLICY

          The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

         Call the Fund at 877 ________ to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.




Investment Company Act #811-09541

                                    DG FUNDS

                                 DG GROWTH FUND
                               DG TECHNOLOGY FUND

                                   PROSPECTUS
                                October [ ], 2001


INVESTMENT OBJECTIVE:
Long-term growth of capital



805 Kingwood Court
Highland Village, Texas 75077
1-[   ]-[   ]-[    ]
























      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY.............................................................

      DG GROWTH FUND............................................................

      DG TECHNOLOGY FUND........................................................

PAST PERFORMANCE................................................................

FEES AND EXPENSES OF INVESTING IN THE FUNDS.....................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUNDS.........................................................

PRIVACY POLICY..................................................................

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

DG    GROWTH FUND

Investment Objective

      The investment objective of the DG Growth Fund is long-term growth of capital.

Principal Strategies

      The Fund invests primarily in other mutual funds that have an investment objective of investing in common stocks of growth-oriented companies. Generally, a company may be deemed growth-oriented based on the following characteristics:

o superior earnings growth relative to companies in the same industry or the market as a whole;

o    high profitability or the potential for high profitability;


o consistent and predictable earnings or the potential for consistent and predictable earnings; and

o a competitive advantage; for example, superior or innovative products, personnel and distribution systems.

      Under normal circumstances, the Fund's adviser expects that approximately 75% of the Fund's assets will be invested strategically in long-term mutual fund positions. The remainder of the Fund's assets may be invested tactically in mutual funds for shorter periods of time in an attempt to profit from market volatility. These percentages will vary depending on the relative performance of the Fund's investments.

      The Fund may sell a security if the adviser identifies another investment that the adviser believes will outperform a current position. The Fund may sell a mutual fund if the adviser believes that the composition of the mutual fund has changed and is no longer consistent with the Fund's objective or if the mutual fund changes its objective or portfolio manager. The Fund may also sell a mutual fund if the adviser believes that the sector in which the mutual fund is invested is no longer advantageous to the overall strategy of the Fund, or to rebalance the Fund's assets between strategic and tactical investments.

Principal Risks of Investing in the Fund
o Management Risk. The Fund's performance is dependent on the ability of the adviser to correctly evaluate mutual funds. If the adviser's judgment about the attractiveness or potential return of a particular mutual fund proves to be incorrect, the Fund's price may decrease in value. The Fund has no operating history, and the adviser has no prior experience managing a mutual fund.
o Company ("Specific Stock") Risk. The value of a mutual fund in the Fund's portfolio may decrease in response to the activities and financial prospects of an individual company in the mutual fund's portfolio, and as a result, the value of the Fund may decrease.
o Smaller Company Risk. To the extent a mutual fund in the Fund's portfolio invests in smaller capitalization companies, the mutual fund, and as a result, the Fund, will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o Volatility Risk. The common stocks that comprise the various mutual funds (and therefore the mutual funds purchased by the Fund) tend to be more volatile than other investment choices, and the Fund may be more or less volatile than the mutual funds it purchases.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Growth Risk. The Fund's portfolio contains mutual funds that invest in growth-oriented companies. Growth companies have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the mutual fund's adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the mutual fund's returns, and as a result, the Fund's returns.
o "Fund of Funds" Structure Risk. Your cost of investing in the Fund will generally be higher than the cost of directly investing in the mutual funds within the Fund's portfolio. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a "fund of funds" structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. A "fund of funds" is best suited for long-term investors.

o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

DG    TECHNOLOGY FUND

Investment Objective

      The investment objective of the DG Technology Fund is long-term growth of capital.

Principal Strategies

      The Fund invests at least 80% of its assets in technology companies. The Fund will invest primarily in other mutual funds that have an investment objective of investing in common stocks of growth-oriented technology companies. Generally, a company may be deemed growth-oriented based on the following characteristics:

o superior earnings growth relative to companies in the same industry or the market as a whole;

o    high profitability or the potential for high profitability;


o consistent and predictable earnings or the potential for consistent and predictable earnings; and

o a competitive advantage; for example, superior or innovative products, personnel and distribution systems.

      Under normal circumstances, the Fund's adviser expects that approximately 75% of the Fund's assets will be invested strategically in long-term mutual fund positions. The remainder of the Fund's assets may be invested tactically in mutual funds for shorter periods of time in an attempt to profit from market volatility. These percentages will vary depending on the relative performance of the Fund's investments.

      The Fund may sell a security if the adviser identifies another investment that the adviser believes will outperform a current position. The Fund may sell a mutual fund if the adviser believes that the composition of the mutual fund has changed and is no longer consistent with the Fund's objective or if the mutual fund changes its objective or portfolio manager.

Principal Risks of Investing in the Fund
o Management Risk. The Fund's performance is dependent on the ability of the adviser to correctly evaluate mutual funds. If the adviser's judgment about the attractiveness or potential return of a particular mutual fund proves to be incorrect, the Fund's price may decrease in value. The Fund has no operating history, and the adviser has no prior experience managing a mutual fund.
o Company ("Specific Stock") Risk. The value of a mutual fund in the Fund's portfolio may decrease in response to the activities and financial prospects of an individual company in the mutual fund's portfolio, and as a result, the value of the Fund may decrease.
o Smaller Company Risk. To the extent a mutual fund in the Fund's portfolio invests in smaller capitalization companies, the mutual fund, and as a result, the Fund, will be subject to additional risks. These include:


o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o Volatility Risk. The common stocks that comprise the various mutual funds (and therefore the mutual funds purchased by the Fund) tend to be more volatile than other investment choices, and the Fund may be more or less volatile than the mutual funds it purchases.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Growth Risk. The Fund's portfolio contains mutual funds that invest in growth-oriented companies. Growth companies have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the mutual fund's adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the mutual fund's returns, and as a result, the Fund's returns.
o Technology Sector Risk. Because the Fund invests primarily in the technology sector, significant weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, may have a material effect on the products and services of technology companies, including Internet companies. In addition, the rate of technological change often requires extensive and sustained investment in research and development.
o "Fund of Funds" Structure Risk. Your cost of investing in the Fund will generally be higher than the cost of directly investing in the mutual funds within the Fund's portfolio. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a "fund of funds" structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. A "fund of funds" is best suited for long-term investors.

o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

General

      The investment objective of each Fund may be changed without shareholder approval.

      From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, money market funds or repurchase agreements. If the Fund invests in shares of a money market fund or other investment company, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                                PAST PERFORMANCE

      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The bar charts and performance tables that would otherwise appear in this Prospectus have been omitted because the Funds are recently organized and have less than one full calendar year of operations.

                         FEES AND EXPENSES OF THE FUNDS

      The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Funds.

                                                            Growth Fund               Technology Fund
Shareholder Fees
 (fees paid directly from your investment)
Maximum Sales Charge (Load)                                   NONE                      NONE
Maximum Deferred Sales Charge (Load)                          NONE                      NONE
Redemption Fee (as a percentage of redemption amount)1        2.00%                     2.00%

Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fee                                                0.95%                     0.95%
Distribution and/or Service (12b-1) Fees                      NONE                      NONE
Other Expenses2                                               0.55%                     0.55%
Total Annual Fund Operating Expenses                          1.50%                     1.50%

1Each Fund charges a redemption fee of 2.00% on shares redeemed within 180 days of purchase. However, if you redeem your shares after the 180-day period there is no redemption fee. 2"Other Expenses" are based on estimated amounts.

Example:

      The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for expense reimbursement as set forth above), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                     Growth Fund               Technology Fund

1 Year                              $[      ]                 $[       ]
3 Year                              $[      ]                 $[       ]


                                HOW TO BUY SHARES

Initial Purchase

      The minimum initial investment in each Fund is $5,000 ($2,000 for qualified retirement accounts and medical savings accounts). Investors choosing to purchase or redeem their shares through a broker-dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);

o    a check made payable to the applicable Fund;

Mail the application and check to:

U.S. Mail:        DG Funds                           Overnight:        DG Funds
                  c/o Unified Fund Services, Inc.                      c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                        431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                     Indianapolis, Indiana 46204

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at [ ] to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      [                    ]
      [ABA #               ]
      Attn: DG Funds
      D.D.A.# [     ]
      Fund Name ____________________        (write in fund name)
      Account Name _________________        (write in shareholder name)
      For the Account # ______________      (write in account number)

      You must mail a signed application to [ ], the Fund's custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of the Funds (subject to a $250 minimum for taxable accounts, $166 for qualified retirement accounts and medical savings accounts) by mail, wire or automatic investment. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check made payable to the Funds

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in each Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

      Since the Funds are oriented to longer-term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of a Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares

      As a shareholder in the Fund, you may exchange shares valued at $5,000 or more for shares of the other DG Fund. You may call the transfer agent at [ ] to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed at the next determined net asset value ("NAV") as of the close of business on the same day.

      An exchange is made by selling shares of the Fund and using the proceeds to buy shares of the other DG Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold [,but you will not be subject to any applicable redemption fee].

      Before making an exchange, you should consider the investment objective of the DG Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the DG Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information

      The Funds may limit the amount of purchases and refuse to sell to any person or entity. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a shareholder, a Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Funds are deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Funds may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:        DG Funds                           Overnight:        DG Funds
                  c/o Unified Fund Services, Inc.                      c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                        431 North Pennsylvania Street
                 Indianapolis, Indiana 46206-6110                      Indianapolis, Indiana 46204

"Proper form" means your request for a redemption must include:

o        the Fund name and account number,
o        account name(s) and address,
o        the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds require that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at [ ] if you have questions. At the discretion of the Funds or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in a Fund by calling the transfer agent at [ ]. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Funds may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

      Redemption Fee - Shares held less than 180 days and redeemed from a Fund are subject to a short-term redemption fee equal to 2.0% of the net asset value of shares redeemed. Solely for purposes of calculating the holding period, each Fund uses the "first-in, first out" (FIFO) method. That is, the date of any redemption will be compared to the earliest purchase date. If this holding period is less than 180 days, the fee will be assessed. The fee will be prorated if a portion of the shares being redeemed has been held for more than 180 days. Shares acquired through reinvested dividend or capital gain distributions are exempt from the fee.

      Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at [ ]. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (the "SEC"), the Funds may suspend redemptions or postpone payment dates.

      Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Funds may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of a Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on each Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value, according to procedures approved by the Board of Trustees. A Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the Fund.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends and Distributions

      Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Funds expects that their distributions will consist primarily of capital gains.

      Taxes

      In general, selling or exchanging shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, each Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

      Warren Asset Management, LLC, 805 Kingwood Court, Highland Village, Texas 75077, serves as investment adviser to the Funds. Each Fund is authorized to pay the adviser a fee equal to 0.95% of its average daily net assets.

      Weldon R. Warren is primarily responsible for the day-to-day management of each Fund's portfolio. Mr. Warren has 9 years experience professionally managing investment portfolios and has co-managed assets of approximately $70 million. Mr. Warren was a financial adviser at Linsco/Private Ledger from August 1995 through December 1999, and he was a financial adviser with Fowler Financial Management from August 1996 through December 1999. In January 2000, Mr. Warren founded Dynamic Financial Management, and has been providing individual clients with financial planning and investment advisory services.

     The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                                 PRIVACY POLICY

      The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected a Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Funds at [ ] to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Funds (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.











Investment Company Act #811-09541









                                 INTERSTATE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  ______, 2001

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Interstate Fund dated______, 2001. A free copy of the Prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-877-_______.

TABLE OF CONTENTS                                                           PAGE


DESCRIPTION OF THE TRUST AND THE FUND.........................................._

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................_

INVESTMENT LIMITATIONS........................................................._

THE INVESTMENT ADVISER ........................................................_

TRUSTEES AND OFFICERS.........................................................._

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................._

DISTRIBUTION PLAN ............................................................._

DETERMINATION OF SHARE PRICE..................................................._

INVESTMENT PERFORMANCE........................................................._

CUSTODIAN......................................................................_

FUND SERVICES.................................................................._

ACCOUNTANTS...................................................................._

DISTRIBUTOR...................................................................._

FINANCIAL STATEMENTS ......................................................... _

DESCRIPTION OF THE TRUST AND THE FUND

      The Interstate Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on _______, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Interstate Advisors, Inc. (the "Adviser"). On _________, 2001, the Fund acquired all of the assets and assumed all of the liabilities of the Interstate Fund, a series of the Financial Investors Trust (the "Predecessor Fund") in a tax free reorganization.

      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      As of _________________, 2001, the following persons may be deemed to own, beneficially or of record, five percent (5%) or more of the Fund:________________________. As of ____________, 2001, the officers and
Trustees owned, as a group, [less than one percent (1%)] of the Fund.

      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         The following supplements the information contained in the Prospectus for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund. Unless stated that a policy is fundamental, all policies will be deemed non-fundamental (i.e., may be changed without shareholder approval).

         A. Common Stocks. The Fund will invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         B. Convertible Securities. The Fund may invest up to 25% of its total assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities requires analysis of both credit and stock market risks. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument and in some instances may be subject to conversion into or exchanged for another security at the option of an issuer. The Fund will only purchase convertible securities that have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner.

         C. Lending of Portfolio Securities. The Fund may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to at least 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed 33 1/3% of the value of its total assets taken at fair market value. Collateral must be valued daily by the Fund's Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which its Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

         The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

         D. Illiquid Securities. The Fund will not invest more than 15% of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and [GICs] with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

         The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Fund's Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         E. Borrowings and Leverage. The Fund may borrow money from banks (including the Fund's custodian bank), subject to the limitations under the Investment Company Act of 1940 (the "1940 Act"). The Fund will limit borrowings and reverse repurchase agreements to an aggregate of 33 1/3% of the Fund's total assets at the time of the transaction.

         The Fund may employ "leverage" by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest on borrowings), or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. The Fund will maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Fund will be required to reduce its borrowing within three days to the extent necessary to satisfy this requirement. To reduce its borrowing, the Fund might be required to sell securities at a disadvantageous time. Interest on money borrowed is an expense the Fund would not otherwise incur, and the Fund may therefore have little or no investment income during periods of substantial borrowings.

         F. Hedging and other Investment Techniques. The Fund may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired as well as to increase the Fund's return.

                  (1) Options. The Fund may write (sell) "covered" put and call options and buy put and call options, including securities index and foreign currency options. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A written call option is covered if, for example, the Fund owns the underlying security covered by the call or, in the case of a call option on an index, holds securities the price changes of which are expected to substantially correlate with the movement of the index. A written put option is covered if, for example, the Fund segregates cash or liquid securities with a value equal to the exercise price of the put option.

                  Options purchased or written by the Fund may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

                  If the Fund has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and the agreements enable the Fund to have an absolute right to repurchase the option at a pre-established formula price, the Fund would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the price of the option exceeds the exercise price.

                  Options are subject to certain risks, including the risk of imperfect correlation between the option and the Fund's other investments and the risk that there may not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. This may cause the Fund to lose the entire premium on purchased options or reduce their ability to effect closing transactions at favorable prices.

                  The Fund will not write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 50% of the Fund's total assets. The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Fund's total assets.

                  The Fund may write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund loses any opportunity to profit from an increase in the market price of the underlying securities, above the exercise price, while the contract is outstanding, except to the extent the premium represents a profit. The Fund also retains the risk of loss if the price of the security declines, although the premium is intended to offset that loss in whole or in part. As long as its obligations under the option continue, the Fund must assume that the call may be exercised at any time and that the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

                  The Fund may enter into a "closing purchase transaction", by purchasing an option identical to the one it has written, and terminate its obligations under the covered call. The Fund will realize a gain (or loss) from a closing purchase transaction if the amount paid to purchase a call option is less (or more) than the premium received upon writing the corresponding call option. Any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund primarily because a price increase of a call option generally reflects an increase in the market price of the securities on which the option is based. In order to sell portfolio securities that cover a call option, the Fund will effect a closing purchase transaction so as to close out any existing covered call option on those securities. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. A liquid secondary market on an exchange may not always exist for any particular option, or at any particular time, and, for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Fund is unable to effect a closing purchase transaction, it will not sell the underlying security until the option expires or until it delivers the underlying security upon exercise.

                  The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The Fund may also write put options if it expects a decline in the price of the underlying securities and intends to exercise the option at a price which, offset by the option premium, is less than the current price. The risk of either strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

                  The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If the Fund is able to enter into a closing purchase transaction, it will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying securities plus the premiums received from the sale of the option.

                  The purchase of put options on securities enables the Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund may continue to receive interest or dividend income on the security.

                  The Fund may write call options on securities or securities indexes for the purpose of providing a partial hedge against a decline in the value of its portfolio securities. The Fund may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, delivery of an amount of cash, which loss may only be partially offset by the amount of premium received.

                  The Fund may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Fund wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance or decline. In the event that the expected changes in interest rates or stock prices occur, the Fund may be able to offset the resulting adverse effect on the Fund by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Fund.

                  An option on a securities index, unlike a stock option (which gives the holder the right to purchase or sell a specified stock at a specified price) gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange. Options on indexes of debt securities and other types of securities indexes are not currently available. If such options are introduced and traded on exchanges in the future, the Fund may use them.

                  The value of securities index options in any investment strategy depends upon the extent to which price movements in the portion of the underlying securities correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

                  The Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of a Fund's overall position. For example, the Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. This technique, called a "collar," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

                  (2) Futures Contracts and Forwards. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of an index future) for a set price in the future. When the contract is entered into, a good faith deposit, known as initial margin, is made with the broker. Subsequent daily payments, known as variation margin, are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are authorized by boards of trade designated as "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). Certain results may be accomplished more quickly, and with lower transaction costs, in the futures market (because of its greater liquidity) than in the cash market.

                  The Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. Positions taken in the futures markets are typically liquidated through offsetting transactions, which may result in a gain or a loss, before delivery or cash settlement is required. However, the Fund may close out a position by making or taking delivery of the underlying securities wherever it appears economically advantageous to do so.

                  Purchases of options on futures contracts may present less risk than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

                  Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there may not always be a liquid market, and it may not be possible to close a futures position at that time; in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin. Whenever futures positions are used to hedge portfolio securities, however, any increase in the price of the underlying securities held by the Fund may partially or completely offset losses on the futures contracts.

                  If a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of engaging in these transactions is to limit the effects of adverse market movements, the attendant expense may cause the Fund's returns to be less than if the transactions had not occurred. Their overall effectiveness, therefore, depends on the Adviser's accuracy in predicting future changes in interest rate levels or securities price movements, as well as on the expense of engaging in these transactions.

                  The Fund has the ability to short futures.

                  The Fund may purchase and sell stock index futures contracts to hedge the value of the portfolio against changes in market conditions. The Fund may also purchase put and call options on futures contracts and write "covered" put and call options on futures contracts in order to hedge against changes in stock prices. Although the Fund is authorized to invest in futures contracts and related options with respect to non-U.S. instruments, they will limit such investments to those which have been approved by the CFTC for investment by U.S. investors. The Fund may enter into futures contracts and buy and sell related options, provided that the futures contracts and related options investments are made for "bona fide hedging" purposes, as defined under CFTC regulations. No more than 25% of the Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on the Fund's investment in options on futures contracts are set forth above under "Options."

                  (3) Bona Fide Hedging. The Fund will only enter into futures and options on futures transactions for bona fide hedging purposes. The CFTC has defined bona fide hedging in its Rule 1.3(z), which provides that the transaction must be "economically appropriate to the reduction of risks in the conduct and management of a commercial enterprise." Common uses of financial futures and related options by the Funds that would satisfy the Rule include the following:

          (a)  to hedge various pertinent securities market risks (e.g. interest
               rate   movements,   and  broad  based  or   specific   equity  or
               fixed-income market movements);

          (b) to establish a position as a temporary substitute for purchasing or selling particular securities;

          (c) to maintain liquidity while simulating full investment in the securities markets.

         G. Short Sales. The Fund intends from time to time to sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short.

         To secure their obligation to deliver to such broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Furthermore, until the Fund replaces the borrowed security, they must maintain daily the segregated assets at a level so that (1) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

         The Fund is said to have a short position in the securities sold until they deliver to the broker-dealer the securities sold, at which time the Fund receive the proceeds of the sale. The Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

         The amount of the Fund's net assets that will at any time be in the type of deposits described above (that is, collateral deposits or segregated assets) will not exceed 25%. These deposits do not have the effect of limiting the amount of money that the Fund may lose on a short sale, as the Fund's possible losses may exceed the total amount of deposits.

         The Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the Fund purchases a security to replace the borrowed security. On the other hand, the Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, potential loss is limited to $10; however, if the Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

         The Fund may also make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of further consideration. Such short sales will also be subject to the limitations on short sale transactions referred to above. Short sales "against the box" result in a "constructive sale" and require the Fund to recognize any taxable gain unless an exception to the constructive sale rule applies.

         In addition to enabling the Fund to hedge against market risk, short sales may afford the Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open. The Fund believe that many broker-dealers will be willing to enter into such arrangements, but there is no assurance that the Fund will be able to enter into such arrangements to the desired degree.

         H. Securities of Other Investment Companies. Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

                             INVESTMENT limitations

Fundamental Limitations

         The Fund is subject to the following investment limitations, which may be changed only by a vote of a majority of the Fund's outstanding shares:

         (a) Borrow money except (i) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (ii) the fund may obtain such short-purchases and sales of fund securities, (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

         (b) the Fund may not issue senior securities, except as may be permitted by the 1940 Act, and the interpretations and exemptions under the 1940 Act.

         (c) the Fund may not underwrite the securities of other issuers. This limitation does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

         (d) the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, and the interpretations and exemptions under the 1940 Act) of its investments in the securities of issuers primarily engaged in the same industry. This limitation does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this limitation, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (e) the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (f) the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation does not prevent the Fund from engaging in transactions such as futures, contracts and options thereon or investing in securities that are secured by physical commodities.

         (g) the Fund may not make any loan including, but not limited to, personal loans or loans to persons who control or are under the common control of the Fund, except to the extent permitted by the 1940 Act, and the interpretations and exemptions under the 1940 Act. This limitation does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (h) the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         The investment limitations set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board of Trustees of the Trust has adopted internal guidelines for the Fund relating to certain of these limitations which the adviser must follow in managing the Fund. Any changes to these guidelines, which are set forth below, require the approval of the Board of Trustees, but do not require a shareholder vote.

Non-Fundamental Limitations

         1. In complying with the borrowing limitation set forth in (a) above, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies.

         2. In complying with the concentration limitation set forth in (d) above, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          3. In complying with the lending limitations set forth in (g) above, the Fund may lend up to 33 1/3% of its total assets.

          4. Notwithstanding the limitation set forth in (h) above, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Fund.

         5. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         6. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         If a percentage limitation is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the limitation.

THE INVESTMENT ADVISER

     The Fund's investment adviser is Interstate Advisors, Inc., 2525 West Main Street, Suite 213, Rapid City, South Dakota 57702. As the majority shareholder, Arthur D. Lyons may be deemed to control the Adviser.

      As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund up to $500 million, 0.75% of the average daily net asset value of the Fund on the next $500 million, and 0.50% of the average daily net asset value of the Fund in excess of $1 billion.

      [The Adviser retains the right to use the name "Interstate" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Interstate" automatically ceases _____ days after termination of the Agreement and may be withdrawn by the Adviser on ______ days written notice.]

      The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing Director of Unified Fund Services, Inc., the Fund's
1725 E. Southlake Blvd.              Secretary and    transfer agent, fund accountant and administrator, since October
Suite 200                            Trustee          2000.  President, Treasurer and Secretary of AmeriPrime Financial
Southlake, Texas  76092                               Services, Inc., a fund administrator, (which merged with Unified
Year of Birth:  1958                                  Fund Services, Inc.) from 1994 through October 2000.  President,
                                                      Treasurer and Secretary of AmeriPrime Financial
                                                      Securities, Inc., the Fund's distributor, from
                                                      1994 through November 2000; President and
                                                      Trustee of AmeriPrime Advisors Trust and
                                                      AmeriPrime Insurance Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant Vice-President of Financial Administration of Unified Fund
1725 E. Southlake Blvd.              Chief            Services, Inc., the Fund's transfer agent, fund accountant and
Suite 200                            Financial        administrator, since August 2000.  Manager of AmeriPrime Financial
Southlake, Texas  76092              Officer          Services, Inc. from February 2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing Y2K testing, January 1999 to January 2000.  Vice
                                                      President of Fund Accounting, American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account Manager for Clarion Technologies, a manufacturer of
175 Westwood Drive                                    automotive, heavy truck, and consumer goods, from 1996 to present.
Suite 300                                             From 1986 to 1996, an engineer for Sicor, a telecommunication
Southlake, Texas  76092                               hardware company.
Year of Birth:  1964

------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various positions with Texas Instruments, a technology company,
8505 Forest Lane                                      since 1995, including the following: Program Manager for
MS 8672                                               Semi-Conductor Business Opportunity Management System, 1998 to
Dallas, Texas 75243                                   present; Development Manager for web-based interface, 1999 to
Year of Birth:  1962                                  present; Systems Manager for Semi-Conductor Business Opportunity
                                                      Management System, 1997 to 1998; Development Manager
                                                      for Acquisition Manager, 1996-1997; Operations
                                                      Manager for Procurement Systems, 1994-1997.
==================================== ================ ======================================================================

      The following table estimates the Trustees' compensation for the Fund's first full fiscal year. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     Aggregate               Total Compensation
                                     Compensation            from Trust (the Trust is
Name                                 From Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                       0                       0
------------------------------------ ----------------------- ----------------------------------
Mark W. Muller                                $15,000                 $15,000
------------------------------------ ----------------------- ----------------------------------
Richard J. Wright                             $15,000                 $15,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      [When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Blocked transactions may also occur between the Fund and employees of the Adviser; however in the event that the entire blocked order is not filled, the purchase or sale of the Fund will have priority over the purchase or sale of employees of the Adviser.]

      The Trust, the Adviser and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DISTRIBUTION PLAN

      [The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan permits the Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets.

      Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this
Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. The Fund does not participate in any joint distribution activities with other mutual funds.

      The Trustees expect that the Plan could significantly enhance the Fund's ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

      The Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.]

DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

      The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total return of the predecessor fund (the Interstate Fund, a series of the Financial Investors Trust) for the period July 5, 2000 (inception) through April 30, 2001 was (12.29) %.

      The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

      The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

      In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      ___________________________________________, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services.

         In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

      Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month).

ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for its first fiscal period as a series of the AmeriPrime Advisors Trust. McCurdy & Associates will perform an annual audit of the Fund's financial statements and provide financial, tax and accounting consulting services as requested.

DISTRIBUTOR

      Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Annual Report to Shareholders of the Fund's predecessor (the Interstate Fund, a series of the Financial Investors Trust) for the period from July 5, 2000 (inception) to April 30, 2001. The Trust will provide the Annual Report without charge by calling the Fund at 1- 800- ___ - ____.









                                    DG FUNDS

                                 DG GROWTH FUND
                               DG TECHNOLOGY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                October [ ], 2001

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus of the DG Funds dated October [ ], 2001. A free copy of the prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling [ ].

TABLE OF CONTENTS                                                           PAGE


DESCRIPTION OF THE TRUST AND THE FUNDS..........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS...............................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT ADVISER .........................................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DETERMINATION OF SHARE PRICE....................................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................

FUND SERVICES...................................................................

ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................







DESCRIPTION OF THE TRUST AND THE FUND

      The DG Growth Fund and the DG Technology Fund (the "Funds") were organized as diversified series of the AmeriPrime Advisors Trust (the "Trust") on August 9, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is Warren Asset Management, Inc. (the "Adviser").

      The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each Fund and the Funds' transfer agent for the account of the shareholder. Each share of the series represents an equal proportionate interest in the assets and liabilities belonging to the series with each other share of the series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the series into a greater or lesser number of shares of the series so long as the proportionate beneficial interest in the assets belonging to the series and the rights of shares of the series are in no way affected. In case of liquidation of the series, the holders of shares of the series will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the series. Expenses attributable to the series are borne by the series. Any general expenses of the Trust not readily identifiable as belonging to any series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Prior to the public offering of each Fund, [Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204,] purchased all of the outstanding shares of the Funds and may be deemed to control the Funds. As the controlling shareholder, [Unified Financial Securities, Inc.] could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that [Unified Financial Securities, Inc.] will no longer control the Funds.

      For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' prospectus. For a description of the methods used to determine the share price and value of a Fund's assets, see "Determination of Net Asset Value" in the Funds' prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a discussion of some of the investments the Funds may make and some of the techniques the Funds may use.

      A. Borrowing. Each Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because a Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

      2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. Neither Fund will invest 25% or more of its total assets in a particular industry other than the technology industry in the case of the DG Technology Fund, although the Funds will invest more than 25% of their assets in investment companies. Neither Fund will invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Limitations" above).

      1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.   No  Fund  will  purchase  any  security  while  borrowings
(including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Funds will not purchase or sell puts, calls, options or straddles.


     5. Illiquid Investments. Neither Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

      6. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's "assets" (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in technology companies. For this purpose, an investment in a mutual fund that invests at least 80% of its assets, under normal circumstances, in technology companies will be considered an investment by the Fund in a technology company. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.

THE INVESTMENT ADVISER

      The Funds' investment adviser is Warren Asset Management, LLC, 805 Kingwood Court, Highland Village, Texas 75077. Weldon Warren owns 100% of, and may be deemed to control, Warren Asset Management, LLC.

      Under the terms of the management agreements (the "Agreements"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

      The Adviser retains the right to use the name "DG" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "DG" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

      The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believe that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

      The Trust, the Adviser and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the SEC.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                  Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing  Director  of  Unified  Fund  Services,   Inc.,  the  Fund's
1725 E. Southlake Blvd.              Secretary   and  transfer  agent,  fund  accountant and  administrator,  since October
Suite 200                            Trustee          2000.  President,  Treasurer and  Secretary of  AmeriPrime  Financial
Southlake, Texas  76092                               Services,  Inc.,  a fund  administrator,  (which  merged with Unified
Year of Birth:  1958                                  Fund  Services,  Inc.) from 1994  through  October  2000.  President,
                                                      Treasurer and Secretary of AmeriPrime Financial
                                                      Securities, Inc., the Fund's distributor, from
                                                      1994 through November 2000; President and
                                                      Trustee of AmeriPrime Advisors Trust and
                                                      AmeriPrime Insurance Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer   and  Assistant  Vice-President of Financial Administration of Unified Fund
1725 E. Southlake Blvd.              Chief            Services,  Inc.,  the Fund's  transfer  agent,  fund  accountant  and
Suite 200                            Financial        administrator,  since August 2000.  Manager of  AmeriPrime  Financial
Southlake, Texas  76092              Officer          Services,  Inc.  from  February  2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing   Y2K  testing,   January  1999  to  January  2000.   Vice
                                                      President of Fund Accounting,  American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account   Manager  for  Clarion   Technologies,   a  manufacturer  of
175 Westwood Drive                                    automotive,  heavy truck,  and consumer goods,  from 1996 to present.
Suite 300                                             From  1986 to  1996,  an  engineer  for  Sicor,  a  telecommunication
Southlake, Texas  76092                               hardware company.
Year of Birth:  1964

------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various  positions  with Texas  Instruments,  a  technology  company,
8505 Forest Lane                                      since   1995,   including   the   following:   Program   Manager  for
MS 8672                                               Semi-Conductor   Business  Opportunity  Management  System,  1998  to
Dallas, Texas 75243                                   present;   Development  Manager  for  web-based  interface,  1999  to
Year of Birth:  1962                                  present;  Systems  Manager for  Semi-Conductor  Business  Opportunity
                                                      Management System, 1997 to 1998; Development Manager
                                                      for Acquisition Manager, 1996-1997; Operations
                                                      Manager for Procurement Systems, 1994-1997.
==================================== ================ ======================================================================

      The following table estimates the Trustees' compensation for the first full fiscal year. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     Aggregate               Total Compensation
                                     Compensation            from Trust (the Trust is
Name                                 From Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Mark W. Muller                               $15,000                      $15,000
------------------------------------ ----------------------- ----------------------------------
Richard J. Wright                            $15,000                      $15,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser , it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreements.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      [When a Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.]

 DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

INVESTMENT PERFORMANCE

      The Funds may periodically advertise "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P(1+T)n=ERV

      Where:           P        =       a hypothetical $1,000 initial investment
                       T        =       average annual total return
                       n        =       number of years
                       ERV      =       ending redeemable value at the end of
                                        the applicable period of the
                                        hypothetical $1,000 investment made at
                                        the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

      The Funds may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of a Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

      Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

      In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      [ ], is custodian of each Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.

      In addition, Unified provides the Funds with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

      Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month per Fund).

ACCOUNTANTS

      The firm of McCurdy & Associates CPA's, Inc. ("McCurdy & Associates"), 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds' first fiscal year. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

      Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of each Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.











PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

     (i) Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (ii) Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (iii) Amendments No. 3-5 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, are hereby incorporated by reference.

     (iv) Amendment No. 6 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (v) Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (vi) Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (vii) Amendment No. 9 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (viii) Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.


     (ix) Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (x) Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xi) Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xii) Amendment No. 14 to Registrant's Declaration of Trust is filed herewith.


(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.

      (i) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

      (ii) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Small Cap Growth Fund (formerly the StoneRidge Small Cap Equity Fund), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

      (iii) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  3,  is  hereby  incorporated  by
reference.

     (viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (x) Advisory Agreement for the Monteagle Large Cap Fund, which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  3,  is  hereby
incorporated by reference.

     (xi) Advisory Agreement for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (xii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans Master Investor Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (xiii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans RT 500 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (xiv) Registrant's Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xv) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Strategic Ascent Fund (formerly the Paragon Dynamic Hedge
Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xvi) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Fortress Fund (formerly the Paragon Uncorrelated Return Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xvii) Registrant's Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

      (xviii) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Diversified Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

      (xix) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

      (xx) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Insight Growth Fund (formerly the iExchange New Economy Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

     (xxi)   Registrant's   Management   Agreement  with  Capital  Cities  Asset
Management, Inc. for the Chameleon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

     (xxii) Registrant's Management Agreement with Polynous Capital Management, Inc. for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.


     (xxiii) Registrant's Management Agreement with Iron Financial Management, Inc. for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xxiv) Registrant's Management Agreement with Sheer Asset Management,  Inc.
for  the  Thematic  Fund,   which  was  filed  as  an  Exhibit  to  Registrant's
Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xxv) Registrant's Management Agreement with Bates Total Asset Management, Inc. for the RiverGuide Fund is filed herewith.

     (xxvi) Registrant's Proposed Form of Management Agreement with Paragon Capital Management, Inc. for the Paragon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

      (xxvii) Registrant's Proposed Form of Management Agreement with Warren Asset Management, LLC for the DG Growth Fund and the DG Technology Fund is filed herewith.

     (xxviii)   Registrant's   Proposed  Management  Agreement  with  Interstate
Advisors, Inc. for the Interstate Fund is filed herewith.


(e)  Underwriting Contracts.

     (i) Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (ii) Registrant's Underwriting Agreement with Polynous Securities, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (iii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


     (iv)  Registrant's  Exhibit  A  to  Underwriting   Agreement  with  Unified
Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.


(f)  Bonus or Profit Sharing Contracts.  None.

(g)  Custodian Agreements.

     (i) Registrant's Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


     (ii) Registrant's Appendix B to Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.


(h)  Other Material Contracts.  None.

(i)  Legal Opinion.

     (i) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j)  Other Opinions.

      (i)  Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

      (ii) Consent of Deloitte & Touche LLP with respect to the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


      (iii) Consent of Deloitte & Touche LLP with respect to the Interstate Fund is filed herewith.


(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)  Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service Agreement for the Enhans Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

      (ii) Form of Registrant's Rule 12b-1 Distribution Plan for the Enhans Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

      (iii) Form of Registrant's Rule 12b-1 Distribution Plan for the iExchange Funds (formerly the MutualMinds.com Funds), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (iv) Registrant's Rule 12b-1 Distribution Plan for the Chameleon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (v) Registrant's Rule 12b-1 Distribution Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

      (vi) Registrant's Rule 12b-1 Distribution Plan for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (vii) Registrant's Rule 12b-1 Distribution Plan for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (viii) Registrant's Rule 12b-1 Distribution Plan for the Thematic Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.


      (ix) Registrant's Proposed Rule 12b-1 Distribution Plan for the Interstate Fund is filed herewith.



(n) Rule 18f-3 Plan. Multiple Class Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(o)  Reserved.

(p)   Codes of Ethics.

     (i) Code of Ethics of Registrant, its advisers and Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

(q)  Powers of Attorney.

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

     (ii) Powers of Attorney for the Trustees, which were filed as an Exhibit to
Registrant's   Pre-Effective   Amendment  No.  1,  are  hereby  incorporated  by
reference.

     (iii) Power of Attorney for the President, Secretary and Trustee, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

     (iv) Power of Attorney for the Treasurer,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  12,  is  hereby  incorporated  by reference.

Item 24.  Persons Controlled by or Under Common Control with the Funds

      As of July 23, 2001, Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 - Core Fund, owned 69.33% of the StoneRidge Equity Fund and 99.55% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.

      As of July 23, 2001, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.

Item 25.  Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

 (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement with Unified Financial Securities, Inc., the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the Underwriting Agreement with Polynous Securities, LLC ("Polynous Securities"), the Trust has agreed to indemnify and hold harmless Polynous Securities against any and all liability, loss, damages, costs or expenses (including reasonable counsel fees) which Polynous Securities may incur or be required to pay, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Polynous Securities may be involved as a party or otherwise or with which Polynous Securities may be threatened, by reason of the offer or sale of the shares of the Polynous Fund by persons other than Polynous Securities or its representatives, prior to the execution of the Agreement. If a claim is made against Polynous Securities as to which Polynous Securities may seek indemnity, Polynous Securities must notify the Trust promptly of any written assertion of such claim threatening to institute an action or proceeding with respect thereto and must notify the Trust promptly of any action commenced against Polynous Securities within 10 days time after Polynous Securities has been served with a summons or other legal process, giving information as to the nature and basis of the claim. Failure so to notify the Trust does not, however, relieve the Trust from any liability which it may have on account of the indemnity under the Agreement if the Trust has not been prejudiced in any material respect by such failure. The Trust has the sole right to control the settlement of any such action, suit or proceeding subject to Polynous Securities' approval, which shall not be unreasonably withheld. Polynous Securities has the right to participate in the defense of any action or proceeding and to retain its own counsel, and the reasonable fees and expenses of such counsel will be borne by the Trust (which shall pay such fees, costs and expenses at least quarterly) if: (i) Polynous Securities has received a written opinion of counsel, on which the Trust is expressly permitted to rely, stating that the use of counsel chosen by the Trust to represent Polynous Securities would present such counsel with a conflict of interest; (ii) the defendants in, or targets of, any such action or proceeding include both Polynous Securities and the Trust, and legal counsel to Polynous Securities must reasonably conclude in a written legal opinion, on which the Trust is expressly permitted to rely, that there are legal defenses available to it which are different from or additional to those available to the Trust or which may be adverse to or inconsistent with defenses available to the Trust (in which case the Trust shall not have the right to direct the defense of such action on behalf of Polynous Securities); or (iii) the Trust shall authorize Polynous Securities to employ separate counsel at the expense of the Trust. Notwithstanding anything to the contrary, it is understood that the Trust shall not, in connection with any action, suit or proceeding, be liable under the Agreement for the fees and expenses of more than one legal counsel.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a) StoneRidge Investment Partners, LLC ("StoneRidge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the StoneRidge Equity Fund, StoneRidge Small Cap Growth Fund and StoneRidge Bond Fund, is a registered investment adviser.

     (i) StoneRidge has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and member of StoneRidge is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

     (i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

      (ii) Information with respect to each officer and member of NCC is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

     (i) Robinson has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Robinson is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.

     (i) Howe and Rusling has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

(e)  T.H.  Fitzgerald,   Jr.  ("Fitzgerald"),   180  Church  Street,  Naugatuck,
Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.

     (i) Fitzgerald has engaged in no other business during the past two fiscal years.

     (ii)   Information   with  respect  to  each  principal  of  Fitzgerald  is
incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-12196).

(f) AExpert Advisory, Inc. ("AExpert"), 25 West King Street, Lancaster, Pennsylvania 17603, adviser to Enhans Master Investor Fund and Enhans RT 500 Fund, is a registered investment adviser.

     (i) AExpert has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of AExpert is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-43349).

(g) Cloud, Neff & Associates, Inc. ("Cloud, Neff"), 606 Park Tower, 5314 South Yale, Tulsa, Oklahoma 74135, adviser to the Cloud, Neff Capital Appreciation Fund, is a registered investment adviser.

     (i) Cloud, Neff has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).

(h) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Strategic Ascent Fund, the Paragon Dynamic Fortress Fund and the Paragon Fund, is a registered investment adviser.

     (i) Paragon has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).

(i) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.

     (i) Riccardi has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and member of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).

(j) iExchange Investment Advisory Services LLC ("Interactive"), 14180 Dallas Parkway, Suite 200, Dallas, Texas 75057, adviser to the iExchange Investors Diversified Growth Fund, iExchange Small Cap Growth Fund and iExchange Insight Growth Fund, is a registered investment adviser.

     (i) Interactive has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Interactive is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-59750).

(k) Capital Cities Asset Management, Inc. ("Capital Cities"), 11651 Jollyville Road, Suite 200, Austin, TX 78759, adviser to the Chameleon Fund, is a registered investment adviser.

     (i) Capital Cities has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Capital Cities is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-45494).

(l) Polynous Capital Management, Inc. ("Polynous"), 345 California Street, Suite 1220, San Francisco, CA 94104, adviser to the Polynous Growth Fund, is a registered investment adviser.

     (i) Polynous has engaged in no other business during the past two fiscal years.

     (ii)Information with respect to each officer and director of Polynous is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-49411).

(m) Iron Financial Management, Inc. ("Iron"), One Northfield Plaza, Suite 111, Northfield, Illinois 60093, adviser to the Iron Market Opportunity Fund, is a registered investment adviser.

     (i) Iron has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Iron is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-46417).

(n) Sheer Asset Management, Inc. ("Sheer"), 444 Madison Avenue, New York, New York 10022, adviser to the Thematic Fund, is a registered investment adviser.

      (i)  Sheer has engaged in no other business during the past two years.

      (ii) Information with respect to each officer and director of Sheer is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-38824).


(o)  Bates  Total  Asset  Management,  Inc.  ("Bates"),  401  Junction  Highway,
Kerrville, Texas 78028, adviser to the RiverGuide Fund, is a registered investment adviser.

      (i) Bates and its officers have engaged in various business activities of a substantial nature during the past two years. Information regarding such activities is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-60379).

      (ii) Information with respect to each officer and director of Bates is incorporated by reference to the Form ADV.


(p) Unified Investment Advisers, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, adviser to the Taxable Money Market Fund, is a registered investment adviser.

     (i) Unified has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Unified is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-48493).


(q) Warren Asset Management, LLC ("Warren"), 805 Kingwood Court, Highland Village, Texas 75077, adviser to the DG Growth Fund and the DG Technology Fund, is currently registered as an investment adviser in Texas, and will register with the SEC prior to the DG Growth Fund and the DG Technology Fund commencing operations.

     (i) Warren has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and member of Warren is incorporated by reference to the Form ADV.

(r) Interstate Advisors, Inc. ("Interstate"), 125 TownPark Drive, Suite 300, Kennesaw, Georgia 30144, adviser to the Interstate Fund, is a registered investment adviser.

     (i) Interstate has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Interstate is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-57203).


Item 27.  Principal Underwriters

Unified Financial Securities, Inc.:
----------------------------------

(a) Unified Financial Securities, Inc. is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the Polynous Growth Fund. Kenneth D. Trumpfheller may be deemed to be an affiliate of the Underwriter because he is a registered principal of the Underwriter and because of his stock ownership of the corporate parent of the Underwriter. Mr. Trumpfheller is the President and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, Avalon Funds, Inc., Julius Baer Investment Funds, Kenwood Funds, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, Rockland Fund Trust, Securities Management & Timing Funds, Sparrow Funds, TANAKA Funds, Inc., Unified Funds and Valenzuela Capital Trust.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(c)  Not applicable.

Polynous Securities, LLC:
------------------------

(a) Polynous Securities, LLC is the principal underwriter of the Polynous Growth Fund ("Polynous Securities"). Kevin L. Wenck is an affiliate of Polynous Securities because he owns a majority interest in the company. Mr. Wenck is also the controlling shareholder of Polynous Capital Management, Inc., adviser to the Polynous Growth Fund. Polynous Securities currently acts as principal underwriter to no other registered investment companies.

(b) Information with respect to each member and officer of Polynous Securities is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-50805).

(c)       Not applicable.

Item 28.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29.  Management Services Not Discussed in Parts A or B

None.

Item 30.  Undertakings

None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 22nd day of August, 2001.

                         AmeriPrime Advisors Trust

                      By:   /s/
                      --------------------------------------------------
                         Donald S. Mendelsohn
                         Attorney-in Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                     *By:    /s/
                     -------------------------------------------------
Kenneth D. Trumpfheller,*   Donald S. Mendelsohn
President and Trustee       Attorney-in-Fact

Richard Wright,*                                   August 22, 2001
Trustee

Mark Muller,*
Trustee

Robert A. Chopyak,*
Treasurer and Chief Financial Officer

                                  EXHIBIT INDEX

1.       Amendment No. 14 to Declaration of Trust.................EX-99.23.a.xii
2.       Management Agreement (RiverGuide Fund)...................EX-99.23.d.xxv
3.       Proposed Form of Management Agreement (DG Funds).......EX-99.23.d.xxvii
4.       Proposed Management Agreement (Interstate Fund).......EX-99.23.d.xxviii
5.       Opinion and Consent of Brown, Cummins & Brown Co., L.P.A...EX-99.23.i.i
6.       Consent of Accountants (McCurdy & Associates)..............EX-99.23.j.i
7.       Consent of Accountants (Deloitte & Touche LLP)...........EX-99.23.j.iii
8.       Proposed Plan of Distribution (Interstate Fund)...........EX-99.23.m.ix